EARNINGS PER SHARE (EPS)	12 Months Ended
Dec. 31, 2020
Weighted average number of shares outstanding:
EARNINGS PER SHARE ("EPS")
NOTE 15 -    EARNINGS PER SHARE (“EPS”)

Basic and diluted earnings per share are based on the weighted average number of ordinary shares outstanding. Diluted EPS is based on those shares used in basic EPS plus shares that would have been outstanding assuming issuance of ordinary shares for all dilutive potential ordinary shares outstanding.

	Year ended December 31,
	2020	2019	2018
Numerator for EPS:
Net income (loss)	$(5,329)	$806	$(4,408)
Denominator for EPS:
Weighted average shares outstanding – basic	8,874,696	8,874,696	8,864,885
Dilutive shares	-	-	-
Weighted average shares outstanding – diluted	8,874,696	8,874,696	8,864,885
EPS:
Basic and diluted	$(0.6)	$0.1	$(0.5)

Diluted income per share does not include 612,061, 482,282 and 306,151 options, for the years ended December 31, 2020, 2019 and 2018 respectively because the options are anti-dilutive.

Dilutive shares are calculated using the treasury stock method and include dilutive shares from share-based employee compensation plans.